NET SALES - Analysis of Revenue from Continuing Operations (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
NET SALES
Gross revenue from the sale of products and services	R$ 50,141,542	R$ 45,298,287	R$ 45,977,407
Construction revenue	1,602,284	1,494,142	1,217,818
Indirect taxes and other deductions	(7,793,084)	(7,323,932)	(7,872,439)
Net sales	R$ 43,950,742	R$ 39,468,497	R$ 39,322,786